Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other Revenues [Line Items]
Trust fees		¥ 55,000	¥ 56,000	¥ 51,000
Fees related to trust business		76,000	85,000	71,000
Trading account gains (losses)—net		(603,910)	(491,947)	120,596
Other noninterest income	[1],[2]	199,453	120,936	52,086
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)—net		59,000	83,000	86,000
Other noninterest income		¥ 21,000	¥ 15,000	¥ 15,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.